Subsequent Event	12 Months Ended
Feb. 29, 2024
Subsequent Events [Abstract]
Subsequent Event

21. SUBSEQUENT EVENT

The Group has evaluated subsequent events to the balance sheet date of February 29, 2024 through June 27, 2024, the date of issuance of the consolidated financial statements, there were no subsequent events occurred that would require recognition or disclosure in the Group’s consolidated financial.